CONCENTRATIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable			$ 111,676		$ (10,508)	$ 63,593
Net Revenues			462,408	$ 202,057	910,227	1,631,653
Total Accounts Receivable			153,213		22,166	119,771
Less: Sales Returns and Allowances			37,570		28,707	51,159
Less: Doubtful Accounts			3,967		3,967	5,019
Allowance for Uncollectible Accounts			$ 3,967		3,967	5,019
S and S Beverage [Member]
Net Revenues	$ 572	$ 11,520			342,972	865,261
Total Accounts Receivable					9,438
Less: Doubtful Accounts	24,280				24,280	0
Allowance for Uncollectible Accounts	$ 24,280				$ 24,280	$ 0
Accounts Receivable [Member]
Concentration Risk, Percentage			51.00%		76.00%
Accounts receivable			$ 153,213		$ 22,166
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage						16.00%
Accounts receivable						$ 19,471
Accounts Receivable [Member] | First Customers [Member]
Concentration Risk, Percentage			21.00%		26.00%
Accounts Receivable [Member] | SecondCustomers [Member]
Concentration Risk, Percentage			19.00%		22.00%
Accounts Receivable [Member] | SecondCustomers [Member] | S and S Beverage [Member]
Concentration Risk, Percentage					33.00%
Net Revenues					$ 272,000
Accounts Receivable [Member] | ThirdCustomers [Member]
Concentration Risk, Percentage			11.00%		14.00%
Accounts Receivable [Member] | ThirdCustomers [Member] | S and S Beverage [Member]
Concentration Risk, Percentage					77.00%
Net Revenues					$ 255,300
Accounts Receivable [Member] | Fourth Customers [Member]
Concentration Risk, Percentage					14.00%
Accounts Receivable [Member] | Fourth Customers [Member] | S and S Beverage [Member]
Concentration Risk, Percentage	100.00%				100.00%
Accounts receivable	$ 33,718				$ 33,718
Net Revenues					33,718
Allowance for Uncollectible Accounts	$ 24,280				$ 24,280
Accounts Receivable [Member] | Six Customers [Member] | S and S Beverage [Member]
Concentration Risk, Percentage					78.00%
Net Revenues					$ 41,669
Purchase [Member] | Two Vendors [Member]
Concentration Risk, Percentage						86.00%
Purchase [Member] | Three Vendors [Member] | S and S Beverage [Member]
Concentration Risk, Percentage					100.00%	89.00%
Inventory Purchased					$ 4,365	$ 36,313
Purchase [Member] | Five Vendors [Member]
Concentration Risk, Percentage				73.00%
Net Revenues				$ 21,988